GOING CONCERN AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2011, the negative working capital of the Company was $1,364,431. Further, the Company incurred net losses of $1,290,313 and $1,277,001 for the nine months ended September 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.

NOTE 2 - GOING CONCERN AND LIQUIDITY:

At December 31, 2010, the negative working capital of the Company was $1,367,603. Further, the Company incurred net losses of $1,277,001 and $1,114,409 for the years ended December 31, 2010 and 2009 respectively. These factors raise substantial doubt about its ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations.